Loans	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Loans

NOTE 14 — LOANS

	As of December 31,
	2025	2024
Bank loans	$12,451,851	$12,289,550
Margin loan (note 1)	216,312	—
Total	$12,668,163	$12,289,550

Bank loans consisted of the following at December 31, 2025:

Bank Name	Outstanding Amount - RMB	Outstanding Amount - HKD	Outstanding Amount - USD	Issuance Date	Expiration Date	Interest
Heng Sang Bank (“HSB”) (note 2)	NA	795,662	102,008	2025/09/23	2026/01/21	SOFR+3.08%
HSB (note 2)	NA	1,127,123	144,503	2025/09/30	2026/01/28	SOFR+3.08%
HSB (note 2)	NA	1,385,520	177,631	2025/10/23	2026/02/20	SOFR+3.08%
HSB (note 2)	NA	1,554,081	199,241	2025/11/11	2026/03/11	SOFR+3.08%
HSB (note 2)	NA	918,392	117,742	2025/11/21	2026/03/23	SOFR+3.08%
HSB (note 2)	NA	837,787	107,409	2025/12/08	2026/04/08	SOFR+3.08%
HSB (note 2)	NA	1,664,221	213,362	2025/12/29	2026/04/28	SOFR+3.08%
HSB (note 3)	NA	2,872,915	368,322	2022/10/06	2032/10/06	BLR-2.25%
Industrial and Commercial Bank of China (Asia) Limited (“ICBC”) (note 3)	NA	6,000,000	769,231	2024/09/27	2030/05/18	HIBOR+2.7%
ICBC (note 3)	NA	2,500,000	320,513	2025/08/28	2026/08/26	HIBOR+2.7%
ICBC (note 3)	NA	2,500,000	320,513	2025/10/31	2026/10/29	HIBOR+2.7%
ICBC (note 4)	NA	1,508,453	193,391	2025/10/15	2026/02/12	ARR+2.25%
ICBC (note 4)	NA	1,908,330	244,658	2012/09/03	2032/09/03	HIBOR+2%
Bank of China Limited (note 5)	8,350,000	NA	1,194,034	2025/08/21	2026/08/09	2.80%
Bank of Taian Co., Ltd. (note 6)	9,000,000	NA	1,286,983	2025/06/18	2026/06/15	3.30%
China Everbright Bank Company Limited (note 7)	5,000,000	NA	714,990	2025/01/23	2026/01/22	3.20%
Bank of communications	8,000,000	NA	1,143,985	2025/05/29	2026/05/25	2.80%
Industrial Bank Co., Ltd. (note 7)	8,000,000	NA	1,143,985	2025/11/27	2026/11/26	2.70%
Postal Savings Bank of China Co., Ltd. (note 8)	5,000,000	NA	714,990	2025/08/25	2026/08/24	3.17%
Bank of Qingdao Co., Ltd. (note 7)	8,000,000	NA	1,143,985	2025/08/20	2026/08/18	3.10%
Shandong Feicheng Rural Commercial Bank Co., Ltd (note 5)	12,800,000	NA	1,830,375	2025/05/16	2028/05/15	2.90%
Less: Reclassification of short-term loan to long-term loan	(12,400,000)	NA	(1,773,176)	2025/05/16	2028/05/15	2.90%
Total short-term bank loan	51,750,000	25,572,484	10,678,675
Total long-term bank loan	12,400,000	—	1,773,176

Bank loans consisted of the following at December 31, 2024:

Bank Name	Outstanding Amount–RMB	Outstanding Amount–HKD	Outstanding Amount– USD	Issuance Date	Expiration Date	Interest
HSB (note 2)	NA	644,356	82,610	2020/12/01	2025/12/01	BLR-2.25%
HSB (note 2)	NA	-	-	2020/12/01	2025/12/01	BLR-2.25%
HSB (note 2)	NA	1,416,883	181,652	2024/10/22	2025/2/19	SOFR+3.08%
HSB (note 2)	NA	2,145,115	275,015	2024/10/30	2025/2/27	SOFR+3.08%
HSB (note 2)	NA	1,145,800	146,897	2024/11/06	2025/3/06	SOFR+3.08%
HSB (note 2)	NA	1,311,254	168,109	2024/12/04	2025/4/03	SOFR+3.08%
HSB (note 2)	NA	1,545,684	198,165	2024/12/17	2025/4/16	SOFR+3.08%
HSB (note 2)	NA	710,498	91,090	2024/12/18	2025/4/17	SOFR+3.08%
HSB (note 3)	NA	3,246,694	416,243	2022/10/06	2032/10/06	BLR-2.25%
Less: Reclassification of short-term loan to long-term loan	NA	(2,875,119)	(368,605)	2022/10/06	2032/10/06	BLR-2.25%
ICBC (note 3)	NA	2,500,000	320,513	2024/08/23	2025/08/22	HIBOR+2.7%
ICBC (note 3)	NA	6,000,000	769,231	2024/09/27	2025/09/26	HIBOR+2.7%
ICBC (note 4)	NA	716,668	91,881	2024/11/13	2025/3/13	ARR+2.25%
ICBC (note 3)	NA	2,500,000	320,513	2024/11/15	2025/11/14	HIBOR+2.7%
ICBC (note 4)	NA	2,142,813	274,720	2012/09/03	2032/09/03	HIBOR+2%
Less: Reclassification of short-term loan to long-term loan	NA	(1,917,791)	(245,871)	2012/09/03	2032/09/03	HIBOR+2%
Bank of China Limited (note 5)	8,350,000	NA	1,143,945	2024/09/06	2025/09/06	3.20%
Bank of Taian Co., Ltd. (note 6)	10,000,000	NA	1,369,994	2024/06/13	2025/06/11	3.45%
China Everbright Bank Company Limited (note 9)	8,000,000	NA	1,095,995	2024/01/26	2025/01/16	3.60%
Bank of communications (note 7)	5,000,000	NA	684,997	2024/05/24	2025/05/24	3.70%
Industrial Bank Co., Ltd. (note 7)	8,000,000	NA	1,095,995	2024/10/31	2025/10/30	3.30%
Postal Savings Bank of China Co. Ltd. (note 8)	5,000,000	NA	684,997	2024/09/09	2025/09/08	3.52%
Bank of Qingdao Co., Ltd. (note 7)	8,000,000	NA	1,095,995	2024/09/03	2025/08/29	3.75%
Shandong Feicheng Rural Commercial Bank Co., Ltd (note 5)	13,000,000	NA	1,780,993	2024/05/20	2025/05/12	3.45%
Total short-term loan	65,350,000	21,232,855	11,675,074
Total long-term loan	—	4,792,910	614,476

Note:

1.	During the year ended December 31, 2025, the Company borrowed an aggregate amount of $280,415 from its investment margin account to finance the acquisition of equity securities, with pledging the assets (i.e. equity securities and cash) in the Company’s investment account as collateral. The interest rate for such margin loan is charged at 6.80% per annum with interest only payable daily. The margin loan has no maturity but is repayable on demand as the custodian can issue a margin call at any time, therefore the margin loan is recorded as a current liability on the Company’s consolidated balance sheets.

As of December 31, 2025, the assets in the Company’s investment account pledged as collateral for the margin loan were equity securities of amounted to $2,480,398.

2.	The Company’s controlling shareholder and director, Mr. Ma Biu, together with the Company’s director, Ms. Liu Liangping, and Luda PRC provided unlimited personal and corporate guarantee for the loans, respectively. In addition, the loans were secured by certain properties held under Ms. Liu Liangping.

3.	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, Hong Kong Mortgage Corporation Limited under the small and medium-sized enterprises Financing Guarantee Scheme provided corporate guarantee for 80% - 100% of the loan.

4.	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, the loans were secured by certain properties held under Mr. Ma Biu.

5.	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, the loans were secured by the Company’s building with carrying value of approximately $1,573,692 (2024: $1,438,626).

6.	The loan is secured by the Company’s patent rights, which were registered under the laws of the PRC.

7.	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans.

8.	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, the loans were secured by the Company’s patent rights, which were registered under the laws of the PRC.
9.	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, the loans were secured by certain properties held under Mr. Ma Biu and Ms. Liu Liangping.

10.	As of December 31, 2025, bank loans totaling $1,382,211 with original maturities exceeding one year were classified as current liabilities due to the inclusion of repayment on demand clauses.

“SOFR” stands for Secured Overnight Financing Rate.

“HIBOR” stands for Hong Kong Interbank Offered Rate.

“ARR” stands for Alternative Reference Rate.

“BLR” stands for Best Lending Rate.

The carrying amounts of the Company’s buildings and land use rights pledged as collateral for bank loans are as follows:

	As of December 31,
	2025	2024
Buildings, net	$865,239	$740,555
Land use right, net	708,453	698,071
Total	$1,573,692	$1,438,626

For the years ended December 31, 2025, 2024 and 2023, interest expense on all loans amounted to $474,959, $530,185 and $455,457, respectively.